5. Segment Reporting, Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Business segments information

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenue:
Vycor Medical	$333,085	$221,258	$682,006	$480,107
NovaVision	$46,321	$64,760	$97,486	$134,463
	$379,406	$286,018	$779,492	$614,570
Gross Profit
Vycor Medical	$288,812	$193,743	$575,420	$412,794
NovaVision	$42,508	$58,294	$88,747	$116,102
	$331,320	$252,037	$664,167	$528,896

	June 30,	December 31,
	2016	2015
Total Assets:
Vycor Medical	$911,025	$1,150,291
NovaVision	771,214	872,440
Total Assets	$1,682,239	$2,022,731

	December 31,
	2015	2014
Revenue:
Vycor Medical	$885,481	$893,028
NovaVision	253,153	357,264
Total Revenue	$1,138,634	$1,250,292
Gross Profit:
Vycor Medical	777,953	780,424
NovaVision	196,563	313.568
Total Gross Profit	$974,516	$1,093,992
Total Assets:
Vycor Medical	$1,157,790	$2,644,513
NovaVision	872,441	1,169,230
Total Assets	$2,030,231	$3,813,743

Summary of geographic information

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenue:
United States	$356,170	$248,059	$728,476	$531,998
Europe	$23,236	$37,959	$51,016	$82,572
	$379,406	$286,018	$779,492	$614,570
Gross Profit
United States	$309,318	$217,977	$616,556	$456,328
Europe	$22,002	$34,060	$47,611	$72,568
	$331,320	$252,037	$664,167	$528,896

	June 30,	December 31,
	2016	2015
Total Assets:
United States	$1,399,124	$1,699,589
Europe	283,115	323,142
Total Assets	$1,682,239	$2,022,731

	December 31,
	2015	2014
Revenue:
United States	$985,868	$1,034,034
Europe	152,766	216,258
Total Revenue	$1,138,634	$1,250,292
Gross Profit:
United States	$844,298	$901,503
Europe	132,218	192,489
Total Gross Profit	$974,516	$1,093,992
Total Assets:
United States	$1,707,089	$3,367,679
Europe	323,142	446,064
Total Assets	$2,030,231	$3,813,743